Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2023	2022
Federal statutory rate	(21.0)%	(21.0)%
Permanent items	9.2	0.8
True-up prior-year net operating loss deferred tax asset	—	(6.1)
Non-deductible stock compensation	1.6	0.0
Other changes	—	1.9
Change in valuation allowance	10.2	24.4%
Total	0.0%	0.0%

Schedule of Net Deferred Tax Assets

The components of the Company’s net deferred tax assets are as follows:

(in thousands of dollars)	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$2,005	$896
Capitalized research and development	675	299
Lease liability	367	435
Accrued liabilities	156	81
Stock compensation	123	17
Derivative liability	—	31
Deferred tax assets	3,326	1,759
Deferred tax liabilities:
Lease right-of-use asset	(380)	(462)
Fixed assets	(11)	—
Unamortized debt discount	—	(31)
Deferred tax liabilities	(391)	(493)
Less: Valuation allowance	(2,935)	(1,266)
Net deferred tax assets	$—	$—